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                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                            PURSUANT TO RULE 24f-2

            Read instructions at end of Form before preparing Form.
                             Please print or type.
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  1.        Name and address of issuer:

            Pegasus Variable Funds
            c/o NBD Bank
            900 Tower Drive
            P.O. Box 7058
            Troy, Michigan 48007-7058

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  2.        The name of each series or class of securities for which this Form is filed (if the Form is being filed is for all series and classes of the issuer, check the box but do not list series or classes): [X]

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  3.        Investment Company Act File Number:  811-8854

            Securities Act File Number:  33-86186

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  4.        Last day of fiscal year for which this notice is filed: December 31,
            1997

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  4.(b) [_] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

            Note: If the Form is being filed late, interest must be paid on the registration fee due.
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  4.(c) [_] Check box if this is the last time the issuer will be filing this
            Form.
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  5.        Calculation of registration fee:

      (i)   Aggregate sale price of securities sold during
            the fiscal year in reliance on rule 24f-2                           $2,812,187
                                                                                ----------

      (ii)  Aggregate price of securities redeemed or
            repurchased during the fiscal year.                                 $2,057,783
                                                                                ----------

      (iii) Aggregate price securities redeemed or
            repurchased during the fiscal year ending
            no earlier than October 11, 1995 that were
            not previously used to reduce registration
            fees payable to the Commission                                      $    0
                                                                                ----------

      (iv)  Total available redemption credits (add items
            5(ii) and 5(iii)]:                                                                    $2,057,783
                                                                                                  ----------
      (v)   Net sales - if item 5(i) is greater than
            Items 5(ii) and 5(iii)]:                                                              $  754,404
                                                                                                  ----------

      (vi)  Redemption credits available for use in
            future years - if Item 5(i) is less than
            Item 5(iv) [Subtract Item 5(iv) from
            Item 5(i)]:                                                          $(     )

      (vii) Multiplier for determining registration fee (See Instruction c.9):  x  .000295
                                                                                ----------

      (viii) Registration fee due (multiply Item 5(v) by Item 5(vii)] enter
             "0" if no fee is due):                                             =$     223
                                                                                ----------
  6.        Prepaid Shares

            If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of recision of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: _________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:_________.

  7.        Interest due - if this Form is being filed more than 90 days after
            the end of the issuer's fiscal year (see Instruction D):            +$       0
                                                                                ----------

  8.        Total of the amount of the registration fee due plus any interest
            due [line 5(viii) plus line 7]:                                     =$     223
                                                                                ----------

  9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                      Method of Delivery:
                                          [X] Wire Transfer
                                          [_] Mail or other means

                                   SIGNATURES
            This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


            By (Signature and Title)*  /s/ W. Bruce McConnel, III
                                       ---------------------------------
                                       Secretary
                                       ---------------------------------
                                       Pegasus Variable Funds

            Date  3/27/98

           *Please print the name and title of the signing officer below the signature.
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